Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Income taxes paid, net	$ 610	$ 499
Income tax loss carryforwards	5,400
Tax credit carryforwards	98
Total operating losses	3,000
Gross unrecognized tax benefits	191	204	$ 220
Gross unrecognized tax benefits that would affect the Company's effective tax rate	113	135
Interest and penalties on the unrecognized tax benefits	27	30
(Decrease)/Increase in expenses related to changes in its reserves for interest and penalties	$ (3)	$ (5)
Minimum expiry date of operating losses and tax credit carryforward [Member]
Income Taxes [Line Items]
Expiry date of operating losses and tax credit carryforwards	2026
Maximum expiry date of operating losses and tax credit carryforward [Member]
Income Taxes [Line Items]
Expiry date of operating losses and tax credit carryforwards	2045